INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2014
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:

Inventories consisted of the following:
	September 30,	December 31,
	2014	2013

	U.S. $ in millions

Finished products	$2,361	$2,567
Raw and packaging materials	1,373	1,576
Products in process	684	715
Materials in transit and payments on account	173	195

	$4,591	$5,053